Supplemental Cash Flow Information (Tables)	12 Months Ended
Oct. 31, 2022
Supplemental Cash Flow Information [Abstract]
Schedule of supplemental information
	For the Year Ended October 31, 2022	For the Period from February 5, 2021 to October 31, 2021

Interest paid	—	$—
Income taxes paid	—	—
Non-cash investing and financing activities
Shares issued to agent	36,635	$—
Offering costs included in accounts payable and liabilities	—	53,725
Right-of-use assets recognized (Note 11)	319,521	—
Acquisition of assets for common shares	—	1,367,668
Shares issued to finder	—	323,913
Warrants issued pursuant to the September and Distribution Agreement	—	284,500